UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		October 19, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	50
Form 13F Information Table Value Total:	$376,013 (in thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER			CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS SOLE SHARED
SELSEC SPDR UTIL	ETF	81369Y886	 1851 	59000	SH		SOLE		59000
SELSEC SPDR TECH	ETF	81369Y803	 1634 	71000	SH		SOLE		71000
SELSEC SPDR ENERGY	ETF	81369Y506	 785 	14000	SH		SOLE		14000
VANG HI DIV YLD		ETF	921946406	 2513 	64500	SH		SOLE		64500
VANG PAC ETF		ETF	922042866	 2181 	40500	SH		SOLE		40500
VANG DIV APP ETF	ETF	921908844	 2728 	56000	SH		SOLE		56000
VANG ALLW X US		ETF	922042775	 2338 	51500	SH		SOLE		51500
VISA INC		COM	92826C839	 334 	4500	SH		SOLE		4500
SPDR S&P 500 		ETF	78462F103	 13565 	118878	SH		SOLE		118878
SPDR DJ REIT 		ETF	78464A607	 17786 	285358	SH		SOLE		285358
POWERSHARES QQQ 	ETF	73935A104	 22497 	458500	SH		SOLE		458500
OIL SVC HLDRS		ETF	678002106	 622 	5500	SH		SOLE		5500
BARCLAYS BK PLC		COM	06739F101	 610 	12500	SH		SOLE		12500
I SH TRANS		ETF	464287192	 345 	4225	SH		SOLE		4225
I SH DJUS RLEST		ETF	464287739	 16386 	310000	SH		SOLE		310000
I SH DJUS BASMAT	ETF	464287838	 2406 	37250	SH		SOLE		37250
I SH DJUS ENERGY	ETF	464287796	 243 	7500	SH		SOLE		7500
I SH RUSS MCP		ETF	464287499	 3750 	41500	SH		SOLE		41500
I SH RUSS MCP GR	ETF	464287481	 24739 	496575	SH		SOLE		496575
I SH RUSS 2K GR		ETF	464287648	 2309 	30900	SH		SOLE		30900
I SH RUSS 2K		ETF	464287655	 2767 	42875	SH		SOLE		42875
I SH RUSS 1K GR		ETF	464287614	 19950 	388275	SH		SOLE		388275
I SH S&P 500 GR		ETF	464287309	 9735 	164000	SH		SOLE		164000
I SH S&PTOPX 150	ETF	464287382	 301 	7000	SH		SOLE		7000
I SH S&P LATAM40	ETF	464287390	 40070 	793425	SH		SOLE		793425
I SH S&P MC400 GR	ETF	464287606	 19371 	220000	SH		SOLE		220000
I SH S&P MC400		ETF	464287507	 1441 	18000	SH		SOLE		18000
I SH S&PNA TECH FD	ETF	464287549	 246 	4500	SH		SOLE		4500
I SH S&PNA NA RES	ETF	464287374	 1285 	37000	SH		SOLE		37000
I SH S&PEURO PL		ETF	464287861	 5865 	155000	SH		SOLE		155000
ISH COHEN & STRS 	ETF	464287564	 1255 	20275	SH		SOLE		20275
INTERNATL BUS		COM	459200101	 406 	3025	SH		SOLE		3025
ISHARES COMX GLD	ETF	464285105	 806 	63000	SH		SOLE		63000
GOLDMAN SACHS 		COM	38141G104	 2039 	1751000	SH		SOLE		1751000
SPDR LATIN AMER		ETF	78463X707	 1349 	16000	SH		SOLE		16000
SPDR ASIA PACIF		ETF	78463X301	 581 	7000	SH		SOLE		7000
SPDR GOLD TRUST		ETF	78463V107	 614 	4800	SH		SOLE		4800
ISH FTSE XINHUA		ETF	464287184	 7137 	166700	SH		SOLE		166700
FREEPORT-MCMOR		COM	35671D857	 205 	2400	SH		SOLE		2400
I SH MSCI S AFR		ETF	464286780	 3966 	59000	SH		SOLE		59000
I SH MSCI HNGKNG	ETF	464286871	 13845 	274750	SH		SOLE		274750
I SH MSCI CDA 		ETF	464286509	 3224 	115000	SH		SOLE		115000
I SH MSCI ASTRLIA	ETF	464286103	 2636 	111000	SH		SOLE		111000
I SH MSCI PAC J 	ETF	464286665	 25101 	566550	SH		SOLE		566550
I SH MSCI EAFE		ETF	464287465	 23280 	424000	SH		SOLE		424000
I SH MSCI EMERG		ETF	464287234	 65600 	1465700	SH		SOLE		1465700
PWRSH DB CMDTY 		ETF	73935S105	 651 	27000	SH		SOLE		27000
CLAYMORE EXCH		ETF	18383M506	 1630 	85000	SH		SOLE		85000
APPLE INC		COM	037833100	 809 	2850	SH		SOLE		2850
IBOXX INV CPBD		ETF	464287242	 226 	2000	SH		SOLE		2000

						 376,013

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